LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2018
LOAN RECEIVABLES
LOAN RECEIVABLES

7.           LOAN RECEIVABLES

Loan receivables - current

On May 21, 2018, the Group entered into a loan agreement with a supplier, a third party. The loan, at principal of $582, will be repaid on December 30, 2019, and the interest rate was set at the commercial bank deposit rate.

Loan receivables – non-current

In August 2018, the Group provided a loan of $582 to Shanghai Peidi’s non-controlling shareholder at interest rate of 7% per annum. The repayment of the loan was guaranteed by 20% equity shares of another company held by the borrower and the loan will be repaid on the second anniversary of the loan origination.

No allowance for loan loss recorded for above loan receivables in 2018.